OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 7: OPTIONS

As of September 30, 2016 and December 31, 2015, the Company has outstanding options to purchase 25,005,504 and 14,759,914 shares of common stock, respectively.

					Intrinsic
			Wtd Avg.		Value
	Number of	Wtd Avg.	Remaining		of Exercisable
	Options	Exercise Price	Term	Exercisable	Options
Outstanding at December 31, 2015	14,759,914	$0.30	3.61	8,374,294	$—

Granted	10,756,090	0.08	4.86		—
Forfeited/Expired	(510,500)	0.78			—

Outstanding at September 30, 2016	25,005,504	$0.20	3.52	13,177,211	$417,857

On January 15, 2016, the Company granted performance options to acquire shares of the Company’s common stock in aggregate of 6,500,000 to key board member and officers at an exercise price of $0.038 per share for five years. Vesting shall only occur if the closing share price of the Company’s common stock on each of the 20 trading days before and including the end of any performance period is not less than $0.20 per share (market condition). Of the granted options, 5,500,000 include performance conditions (as defined) with both conditions (market and performance) to be met before vesting. All determinations of whether performance goals have been achieved, the number of vested performance options earned by the grantee, and all other matters related to the award of performance options shall be made by the compensation committee of the Company’s board of directors in its sole discretion.

The estimated fair values of the options with performance and market conditions were determined using a Monte Carlo pricing model. Significant assumptions used in the valuation include expected term of 5 years, expected volatility of 162%, risk free interest rate of 1.46%, and expected dividend yield of 0%.

Nonperformance option grants during the nine months ended September 30, 2016 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.5 to 3.5 years, expected volatility of 102.00% to 174.99%, risk free interest rate of 0.87% to 1.73%, and expected dividend yield of 0%.

On April 15, 2016, the Company issued 49,715 options, which vest immediately, have an exercise price of $0.179, and expire on April 15, 2019. The value on the grant date of the options was $6,250.

On May 12, 2016, the Company issued 100,000 options, which vest 50% after one year and 4.17% every month thereafter, have an exercise price of $0.177, and expire on May 12, 2021. The value on the grant date of the options was $16,694.

On May 12, 2016, the Company issued an aggregate of 3,400,000 options, which vest 50% immediately and 50% vesting quarterly over 12 months, have an exercise price of $0.177, and expire on May 12, 2021. The value on the grant date of the options was $559,603.

On July 15, 2016, the Company issued 56,375 options, which vest immediately, have an exercise price of $0.156, and expire on July 15, 2019. The value on the grant date of the options was $6,250.

For the three and nine months ended September 30, 2016 and 2015, total stock compensation expense related to the options totaled $166,111 and $706,230 and $(119,224) and $709,311, respectively.

NOTE 11: OPTIONS

As at December 31, 2015 and 2014, the Company has 14,759,914 and 11,434,350 options issued and outstanding.

	Shares	Exercise Price
Outstanding at December 31, 2013	4,485,250	$0.38

Granted	7,549,100	0.52
Exercised	205,000	0.34
Forfeited	395,000	0.50

Outstanding at December 31, 2014	11,434,350	$0.47

Granted	8,278,880	0.16
Exercised	-	0.00
Forfeited	4,953,316	0.44

Outstanding at December 31, 2015	14,759,914	$0.30

As of December 31, 2015 and 2014, the outstanding options had a weighted average remaining term and intrinsic value of 3.61 and 4.30 years and $-0- and $283,408, respectively.

Outstanding and Exercisable Options - 2015

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$0.42	8,374,294	0.91	$2,854,392	$0.34	$235,330

Outstanding and Exercisable Options - 2014

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$0.40	5,635,250	3.79	$2,246,313	$0.47	$460,941

The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.42 through 3.26 years, expected volatility of 100% through 250%, date of issue risk free interest rates of 0.39% to 1.83% and expected dividend yield of 0%. The expensed amount for options for the years ended December 31, 2015 and 2014 was determined to be $823,478 and $1,445,992, respectively. The outstanding unamortized stock compensation expense related to options was $406,157 (which will be recognized through December 2018) and $1,220,410 as of December 31, 2015 and 2014, respectively.